Equity (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020	Dec. 29, 2022	Dec. 31, 2021
Equity
Number of shares subscribed	4,530,701			4,530,701
Par value per share	€ 1.00
Subscribed capital	€ 4,530,701
Issue of equity		€ 90,844,618
Gross IPO proceeds		90,844,618
IPO costs		2,847,365
Increase in share capital	€ 1,500,000
Issuance of share capital	1,500,000
Conditional capital			220,000
Par value issued	€ 0
Initial Public Offering and Private Placement
Equity
Issue of equity		1,530,701
Gross IPO proceeds		90,844,618
Proceeds From IPO Before Discounts And Commissions		96,485,412
Amount Exceeding Share of Capital Stock		84,336,183
IPO costs		5,640,794
Other IPO Transaction Costs		4,977,734
Net IPO Proceeds From Issue Of Ordinary Shares		€ 85,866,884